Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (324,830)	¥ (261,330)
Less: Allowance for loan losses	(993,054)	(849,287)
Loans and advances	104,635,815	97,714,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	105,953,699	98,825,555
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	64,189,084	63,307,158
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,220,380	12,688,446
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	8,486,389	7,056,152
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,095,814	11,432,361
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,962,032	4,341,438
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 41,764,615	¥ 35,518,397